Provisions - Summary of Changes to Office Lease Provision (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Provisions [line items]
Balance, beginning of year	$ 25.6	$ 33.5
Decrease due to changes in estimates	(0.3)	(0.7)
Settlements	(9.2)	(9.1)
Accretion charges	1.4	1.9
Balance, end of year	17.5	25.6
Current portion	8.7	8.9
Non-current portion	$ 8.8	$ 16.7